Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 15.4%
Diamond Offshore Drilling Inc.(a)(b)	93,269	$827,296
Ensco Rowan PLC, Class A	283,730	2,420,217
Helmerich & Payne Inc.	96,794	4,899,712
Nabors Industries Ltd.	476,290	1,381,241
Noble Corp. PLC(a)(b)	359,096	671,509
Patterson-UTI Energy Inc.	300,564	3,459,492
Transocean Ltd.(a)	731,657	4,689,921

		18,349,388

Oil & Gas Equipment & Services — 84.2%
Apergy Corp.(a)	111,541	3,741,085
Archrock Inc.	187,838	1,991,083
Baker Hughes a GE Co.	255,191	6,285,354
C&J Energy Services Inc.(a)(b)	88,541	1,043,013
Cactus Inc., Class A(a)	67,422	2,233,017
Core Laboratories NV	63,925	3,341,999
Dril-Quip Inc.(a)(b)	52,210	2,506,080
Exterran Corp.(a)	45,551	647,735
Forum Energy Technologies Inc.(a)	115,639	395,485
Frank’s International NV(a)	107,063	584,564
Halliburton Co.	865,537	19,682,311
Helix Energy Solutions Group Inc.(a)	201,576	1,739,601
Keane Group Inc.(a)	61,968	416,425
KLX Energy Services Holdings Inc.(a)(b)	33,366	681,667
Liberty Oilfield Services Inc., Class A	54,665	884,480
Matrix Service Co.(a)	38,637	782,786
McDermott International Inc.(a)(b)	261,816	2,529,143
National Oilwell Varco Inc.	232,985	5,179,256
Newpark Resources Inc.(a)(b)	130,440	967,865
Oceaneering International Inc.(a)	142,581	2,907,227
Oil States International Inc.(a)(b)	87,109	1,594,095
ProPetro Holding Corp.(a)(b)	107,097	2,216,908
RPC Inc.	83,720	603,621
Schlumberger Ltd.	672,497	26,725,031

Security	Shares	Value

Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)(b)	25,106	$1,192,786
Select Energy Services Inc., Class A(a)(b)	85,303	990,368
Superior Energy Services Inc.(a)	224,775	292,207
TechnipFMC PLC	216,438	5,614,402
Tidewater Inc.(a)	54,063	1,269,399
U.S. Silica Holdings Inc.	106,005	1,355,804

		100,394,797

Total Common Stocks — 99.6% (Cost: $202,290,428)		118,744,185

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	6,607,807	6,611,111
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	226,599	226,599

		6,837,710

Total Short -Term Investments — 5.7% (Cost: $6,834,606)		6,837,710

Total Investments in Securities — 105.3% (Cost: $209,125,034)		125,581,895

Other Assets, Less Liabilities — (5.3)%		(6,316,124)

Net Assets — 100.0%		$119,265,771

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,085,181	(2,477,374)	6,607,807	$6,611,111	$6,509	(a)	$1,690	$302
BlackRock Cash Funds: Treasury, SL Agency Shares	166,337	60,262	226,599	226,599	598		—	—

				$6,837,710	$7,107		$1,690	$302

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Oil Equipment & Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$118,744,185	$—	$—	$118,744,185
Money Market Funds	6,837,710	—	—	6,837,710

	$125,581,895	$—	$—	$125,581,895

2